Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$293,773.43

Principal:
Principal Collections	$5,612,459.62
Prepayments in Full	$1,698,002.38
Liquidation Proceeds	$121,883.72
Recoveries	$55,548.50
Sub Total	$7,487,894.22
Collections	$7,781,667.65

Purchase Amounts:
Purchase Amounts Related to Principal	$190,401.18
Purchase Amounts Related to Interest	$1,547.20
Sub Total	$191,948.38

Clean-up Call	$63,885,336.63

Reserve Account Draw Amount	$6,765,708.76

Available Funds - Total	$78,624,661.42

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$78,624,661.42
Servicing Fee	$59,647.53	$59,647.53	$0.00	$0.00	$78,565,013.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$78,565,013.89
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$78,565,013.89
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$78,565,013.89
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$78,565,013.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$78,565,013.89
Interest - Class B Notes	$16,545.64	$16,545.64	$0.00	$0.00	$78,548,468.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$78,548,468.25
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$78,519,527.25
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$78,519,527.25
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$78,479,623.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$78,479,623.75
Regular Principal Payment	$70,507,174.07	$70,507,174.07	$0.00	$0.00	$7,972,449.68
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$7,972,449.68
Residual Released to Depositor	$0.00	$7,972,449.68	$0.00	$0.00	$0.00
Total		$78,624,661.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$70,507,174.07
Total					$70,507,174.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$17,887,174.07	$453.30	$16,545.64	$0.42	$17,903,719.71	$453.72
Class C Notes	$26,310,000.00	$1,000.00	$28,941.00	$1.10	$26,338,941.00	$1,001.10
Class D Notes	$26,310,000.00	$1,000.00	$39,903.50	$1.52	$26,349,903.50	$1,001.52
Total	$70,507,174.07	$52.55	$85,390.14	$0.06	$70,592,564.21	$52.61

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$17,887,174.07	0.4532989	$0.00	0.0000000
Class C Notes	$26,310,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$26,310,000.00	1.0000000	$0.00	0.0000000
Total	$70,507,174.07	0.0525463	$0.00	0.0000000

Pool Information
Weighted Average APR	4.826%	4.892%
Weighted Average Remaining Term	16.29	15.69
Number of Receivables Outstanding	11,954	11,252
Pool Balance	$71,577,039.81	$63,885,336.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$70,507,174.07	$62,973,187.00
Pool Factor	0.0528969	0.0472126

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$912,149.63
Targeted Overcollateralization Amount	$912,149.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,885,336.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$6,765,708.76
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(6,765,708.76)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	50
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$68,956.28
(Recoveries)		107	$55,548.50
Net Loss for Current Collection Period			$13,407.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2248%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5751%
Second Preceding Collection Period			(0.2049)%
Preceding Collection Period			1.9180%
Current Collection Period			0.2375%
Four Month Average (Current and Preceding Three Collection Periods)			0.6314%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,172	$10,294,330.10
(Cumulative Recoveries)			$2,308,672.62
Cumulative Net Loss for All Collection Periods			$7,985,657.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5902%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,990.40
Average Net Loss for Receivables that have experienced a Realized Loss			$1,544.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.43%	253	$2,189,693.27
61-90 Days Delinquent	0.33%	22	$209,617.27
91-120 Days Delinquent	0.05%	5	$34,353.03
Over 120 Days Delinquent	0.99%	50	$629,956.25
Total Delinquent Receivables	4.80%	330	$3,063,619.82

Repossession Inventory:
Repossessed in the Current Collection Period		13	$148,394.40
Total Repossessed Inventory		15	$178,580.97

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6468%
Preceding Collection Period			0.6692%
Current Collection Period			0.6843%
Three Month Average			0.6668%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer